UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2014

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.5%
Johnson Controls Inc.	64,500	$3,186,300

Diversified Consumer Services - 0.5%
Service Corporation International	190,500	3,560,445

Household Durables - 0.8%
Lennar Corp., Class A Shares	46,000	2,018,480
PulteGroup Inc.	163,600	3,433,964

Total Household Durables		5,452,444

Leisure Equipment & Products - 0.3%
Polaris Industries Inc.	15,200	2,037,256

Media - 7.0%
CBS Corp., Class B Shares	129,100	8,660,028
Charter Communications Inc., Class A Shares	30,300	3,841,131	*
Comcast Corp., Class A Shares	222,790	11,516,015
DIRECTV	59,700	4,632,720	*
Time Warner Cable Inc.	41,760	5,861,016
Time Warner Inc.	74,000	4,967,620
Viacom Inc., Class B Shares	35,600	3,123,188
Walt Disney Co.	67,000	5,414,270

Total Media		48,015,988

Multiline Retail - 1.4%
Dillard’s Inc., Class A Shares	53,200	4,925,256
Macy’s Inc.	87,000	5,033,820

Total Multiline Retail		9,959,076

Specialty Retail - 3.9%
AutoZone Inc.	3,700	1,992,228	*
Gap Inc.	129,200	5,652,500
Home Depot Inc.	101,200	8,301,436
Lowe’s Cos. Inc.	82,800	4,142,484
O’Reilly Automotive Inc.	22,100	3,333,785	*
PetSmart Inc.	44,439	2,980,080

Total Specialty Retail		26,402,513

Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands Inc.	104,700	7,672,416
NIKE Inc., Class B Shares	69,000	5,402,700
V.F. Corp.	36,400	2,132,676

Total Textiles, Apparel & Luxury Goods		15,207,792

TOTAL CONSUMER DISCRETIONARY		113,821,814

CONSUMER STAPLES - 6.9%
Beverages - 0.8%
Coca-Cola Co.	52,000	1,986,400
PepsiCo Inc.	44,900	3,595,143

Total Beverages		5,581,543

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	95,200	6,962,928
Wal-Mart Stores Inc.	47,990	3,584,853

Total Food & Staples Retailing		10,547,781

Food Products - 1.0%
Archer-Daniels-Midland Co.	99,600	4,043,760
Green Mountain Coffee Roasters Inc.	14,600	1,602,788
Ingredion Inc.	14,590	960,606

Total Food Products		6,607,154

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	SHARES	VALUE
Household Products - 2.5%
Church & Dwight Co. Inc.	19,100	$1,298,418
Energizer Holdings Inc.	39,100	3,805,994
Kimberly-Clark Corp.	48,800	5,385,080
Procter & Gamble Co.	79,920	6,286,507

Total Household Products		16,775,999

Tobacco - 1.1%
Altria Group Inc.	97,500	3,535,350
Philip Morris International Inc.	47,260	3,823,806

Total Tobacco		7,359,156

TOTAL CONSUMER STAPLES		46,871,633

ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Ensco PLC, Class A Shares	28,600	1,506,076
Halliburton Co.	85,200	4,856,400
Noble Corp. PLC	87,800	2,726,190
Oceaneering International Inc.	12,900	923,382
RPC Inc.	95,600	1,759,996
Schlumberger Ltd.	22,000	2,046,000

Total Energy Equipment & Services		13,818,044

Oil, Gas & Consumable Fuels - 7.7%
Cabot Oil & Gas Corp.	112,100	3,923,500
Chevron Corp.	44,940	5,182,930
ConocoPhillips	9,900	658,350
Energen Corp.	70,600	5,679,064
EOG Resources Inc.	29,000	5,493,180
Exxon Mobil Corp.	113,585	10,934,828
HollyFrontier Corp.	43,200	1,968,624
Marathon Petroleum Corp.	50,200	4,216,800
Phillips 66	77,450	5,797,907
Tesoro Corp.	26,200	1,336,462
Valero Energy Corp.	93,500	4,486,130
Whiting Petroleum Corp.	36,300	2,494,173	*

Total Oil, Gas & Consumable Fuels		52,171,948

TOTAL ENERGY		65,989,992

FINANCIALS - 14.9%
Capital Markets - 1.6%
Ameriprise Financial Inc.	33,900	3,694,761
BlackRock Inc.	4,300	1,310,812
Franklin Resources Inc.	54,100	2,880,825
Goldman Sachs Group Inc.	18,900	3,145,905

Total Capital Markets		11,032,303

Commercial Banks - 5.5%
Bank of America Corp.	142,620	2,357,508
Citigroup Inc.	129,430	6,294,181
East-West Bancorp Inc.	104,600	3,733,174
JPMorgan Chase & Co.	159,555	9,065,915
Regions Financial Corp.	354,700	3,774,008
U.S. Bancorp	89,400	3,677,916
Wells Fargo & Co.	187,340	8,696,323

Total Commercial Banks		37,599,025

Consumer Finance - 1.3%
Capital One Financial Corp.	27,200	1,997,296
Discover Financial Services	121,400	6,965,932

Total Consumer Finance		8,963,228

Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	14,500	1,678,810	*
Principal Financial Group Inc.	59,650	2,705,128

Total Diversified Financial Services		4,383,938

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	SHARES	VALUE
Insurance - 3.0%
Allstate Corp.	73,100	$3,966,406
Chubb Corp.	16,600	1,452,168
Everest Re Group Ltd.	35,900	5,357,716
Fidelity National Financial Inc., Class A Shares	74,700	2,469,582
PartnerRe Ltd.	26,500	2,620,320
Prudential Financial Inc.	8,200	693,556
Travelers Cos. Inc.	49,600	4,158,464

Total Insurance		20,718,212

Real Estate Investment Trusts (REITs) - 2.2%
Kimco Realty Corp.	159,100	3,541,566
Public Storage Inc.	16,400	2,771,600
Ventas Inc.	63,200	3,945,576
Weingarten Realty Investors	80,300	2,449,150
Weyerhaeuser Co.	83,200	2,455,232

Total Real Estate Investment Trusts (REITs)		15,163,124

Real Estate Management & Development - 0.6%
CBRE Group Inc., Class A Shares	76,200	2,129,790	*
Realogy Holdings Corp.	35,300	1,675,338	*

Total Real Estate Management & Development		3,805,128

TOTAL FINANCIALS		101,664,958

HEALTH CARE - 13.3%
Biotechnology - 5.1%
Alexion Pharmaceuticals Inc.	38,000	6,718,400	*
Amgen Inc.	40,930	5,076,138
Biogen Idec Inc.	14,100	4,803,588	*
Celgene Corp.	25,600	4,115,200	*
Gilead Sciences Inc.	51,800	4,288,522	*
Medivation Inc.	32,700	2,351,457	*
Regeneron Pharmaceuticals Inc.	22,000	7,315,000	*

Total Biotechnology		34,668,305

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	36,600	1,455,948
Medtronic Inc.	35,400	2,097,804

Total Health Care Equipment & Supplies		3,553,752

Health Care Providers & Services - 3.0%
Aetna Inc.	44,648	3,246,356
Cardinal Health Inc.	70,780	5,062,893
CIGNA Corp.	46,500	3,700,935
Express Scripts Holding Co.	35,482	2,672,150	*
McKesson Corp.	10,200	1,805,910
UnitedHealth Group Inc.	52,740	4,075,220

Total Health Care Providers & Services		20,563,464

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc.	40,500	2,406,105	*

Pharmaceuticals - 4.3%
AbbVie Inc.	170,200	8,664,882
Eli Lilly & Co.	29,680	1,769,225
Johnson & Johnson	75,280	6,934,794
Merck & Co. Inc.	42,994	2,450,228
Mylan Inc.	19,100	1,061,387	*
Pfizer Inc.	274,041	8,799,456

Total Pharmaceuticals		29,679,972

TOTAL HEALTH CARE		90,871,598

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Boeing Co.	57,400	$7,400,008
Honeywell International Inc.	59,230	5,593,681
Northrop Grumman Corp.	40,600	4,913,818

Total Aerospace & Defense		17,907,507

Airlines - 0.8%
Copa Holdings SA, Class A Shares	14,800	2,004,808
Southwest Airlines Co.	147,700	3,314,388

Total Airlines		5,319,196

Commercial Services & Supplies - 0.8%
R.R. Donnelley & Sons Co.	95,300	1,823,089
Tyco International Ltd.	91,999	3,880,518

Total Commercial Services & Supplies		5,703,607

Construction & Engineering - 0.7%
Aecom Technology Corp.	71,200	2,274,128	*
Quanta Services Inc.	77,400	2,725,254	*

Total Construction & Engineering		4,999,382

Industrial Conglomerates - 1.4%
General Electric Co.	364,120	9,274,136

Machinery - 1.7%
AGCO Corp.	18,100	949,888
Dover Corp.	62,700	5,912,610
Oshkosh Corp.	87,500	5,060,125

Total Machinery		11,922,623

Road & Rail - 1.1%
Union Pacific Corp.	40,900	7,377,542

TOTAL INDUSTRIALS		62,503,993

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 3.2%
Brocade Communications Systems Inc.	284,500	2,722,665	*
Cisco Systems Inc.	370,120	8,068,616
QUALCOMM Inc.	148,190	11,157,225

Total Communications Equipment		21,948,506

Computers & Peripherals - 3.7%
Apple Inc.	35,220	18,534,173
SanDisk Corp.	35,600	2,645,080
Western Digital Corp.	46,500	4,045,035

Total Computers & Peripherals		25,224,288

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics Inc.	39,100	2,214,233	*
Avnet Inc.	73,700	3,208,161
Corning Inc.	252,300	4,861,821

Total Electronic Equipment, Instruments & Components		10,284,215

Internet Software & Services - 2.1%
eBay Inc.	39,900	2,344,923	*
Facebook Inc., Class A Shares	59,500	4,073,370	*
Google Inc., Class A Shares	5,200	6,321,380	*
IAC/InterActiveCorp	23,800	1,845,214

Total Internet Software & Services		14,584,887

IT Services - 3.6%
Alliance Data Systems Corp.	25,800	7,355,838	*
International Business Machines Corp.	30,020	5,558,803
MasterCard Inc., Class A Shares	80,000	6,217,600
Visa Inc., Class A Shares	24,550	5,546,827

Total IT Services		24,679,068

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials Inc.	137,700	$2,610,792
First Solar Inc.	43,600	2,488,252	*
Intel Corp.	44,600	1,104,296
Marvell Technology Group Ltd.	234,000	3,577,860
Micron Technology Inc.	172,700	4,177,613	*
Teradyne Inc.	87,700	1,778,556	*

Total Semiconductors & Semiconductor Equipment		15,737,369

Software - 2.2%
Microsoft Corp.	211,350	8,096,819
Oracle Corp.	86,810	3,395,139
Symantec Corp.	144,800	3,110,304

Total Software		14,602,262

TOTAL INFORMATION TECHNOLOGY		127,060,595

MATERIALS - 4.6%
Chemicals - 2.3%
CF Industries Holdings Inc.	6,880	1,726,192
Huntsman Corp.	136,600	3,327,576
Monsanto Co.	42,200	4,642,844
PPG Industries Inc.	30,600	6,053,292

Total Chemicals		15,749,904

Containers & Packaging - 1.0%
Avery Dennison Corp.	62,500	3,113,750
Rock-Tenn Co., Class A Shares	33,500	3,739,270

Total Containers & Packaging		6,853,020

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	41,000	2,840,480
Steel Dynamics Inc.	85,100	1,484,144

Total Metals & Mining		4,324,624

Paper & Forest Products - 0.7%
International Paper Co.	98,500	4,815,665

TOTAL MATERIALS		31,743,213

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T Inc.	151,160	4,826,539
Verizon Communications Inc.	123,460	5,874,227

TOTAL TELECOMMUNICATION SERVICES		10,700,766

UTILITIES - 3.0%
Electric Utilities - 0.4%
Edison International	57,100	2,990,327

Multi-Utilities - 1.4%
CMS Energy Corp.	99,000	2,814,570
MDU Resources Group Inc.	119,400	4,054,824
Wisconsin Energy Corp.	56,600	2,488,136

Total Multi-Utilities		9,357,530

Water Utilities - 1.2%
American Water Works Co. Inc.	122,600	5,497,384
Aqua America Inc.	116,200	2,927,078

Total Water Utilities		8,424,462

TOTAL UTILITIES		20,772,319

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $481,727,134)		672,000,881

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
State Street Bank & Trust Co. repurchase agreement dated 2/28/14; Proceeds at maturity - $11,027,000; (Fully collateralized by U.S. Treasury Notes, 1.375% due 7/31/18; Market Value - $11,250,975) (Cost - $11,027,000)	0.000%	3/3/14	$11,027,000	$11,027,000

TOTAL INVESTMENTS - 99.9% (Cost - $492,754,134#)				683,027,881
Other Assets in Excess of Liabilities - 0.1%				386,639

TOTAL NET ASSETS - 100.0%				$683,414,520

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$672,000,881	—	—	$672,000,881
Short-term investments†	—	$11,027,000	—	11,027,000

Total investments	$672,000,881	$11,027,000	—	$683,027,881

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$191,595,739
Gross unrealized depreciation	(1,321,992)

Net unrealized appreciation	$190,273,747

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 25, 2014

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2014